Warrant liabilities (Tables)	12 Months Ended
Sep. 30, 2025
Warrant liabilities
Schedule of breakdown and balance of warrant liabilities

	U.S IPO and Canadian Offerings		Private Placement		Debt Settlement	Direct Offering	Direct Offering
		Over-					Public
		allotment		Pre-Funded			Offering
	2022 Warrants	Warrants	2023 Warrants	Warrants	Warrants	Warrants	Nov’24	Total
Balance, beginning of year	$65,765	$7,644	$60,373	$31,338	$1,145	$681,030	$—	$847,295
Initial recognition	—	—	—	—	—	—	4,770,722	4,770,722
Exercised	—	—	—	—	—	—	(779,578)	(779,578)
Gain (Loss) on revaluation of financial instruments	112,054	(7,644)	(64,314)	(29,959)	1,990	(699,473)	(714,912)	(1,402,258)
Exchange (gain) loss on revaluation	2,289	—	3,941	90	—	44,696	25,693	76,709
Extinguish Warrant Liability/Transfer to equity	—	—	—	—	—	—	(3,301,925)	(3,301,925)
Balance, end of year	$180,108	$—	$—	$1,469	$3,135	$26,253	$—	$210,965
Number of outstanding securities at September 30, 2025(1)	3,226,392	—	1,542,194	151,734	56,141	4,715,000	—	9,691,461

(1) Number of outstanding securities have not been adjusted for the share consolidations discussed in Note 1 (b) and (c)

	U.S IPO and Canadian Offerings			Private Placement		Debt Settlement	Public Offering	Direct Offering
		Over-allotment	Over-
		Pre-Funded	allotment		Pre-Funded		Pre-Funded
	2022 Warrants	Warrants	Warrants	2023 Warrants	Warrants	Warrants	Warrants	Warrants	Total
Balance, beginning of year	$1,042,538	$414,334	$121,173	$798,573	$1,940,914	$18,141	$—	$—	$4,335,673
Initial recognition	—	—	—	—	—	—	708,054	647,039	1,355,093
Exercised	—	(119,257)	—	—	(829,720)	—	(820,649)	—	(1,769,626)
Gain (Loss) on revaluation of financial instruments	(973,396)	(295,186)	(113,022)	(728,282)	(1,069,466)	(16,996)	104,227	44,553	(3,047,568)
Exchange (gain) loss on revaluation	(3,377)	109	(507)	(9,918)	(10,390)	—	8,368	(10,562)	(26,277)
Balance, end of year	$65,765	$—	$7,644	$60,373	$31,338	$1,145	$—	$681,030	$847,295
Number of outstanding securities at September 30, 2024(1)	3,226,392	—	375,000	1,542,194	151,734	56,141	—	4,715,000	10,066,461

(1) Number of outstanding securities have not been adjusted for the share consolidations discussed in Note 1(b) and (c)

Schedule of valuation assumptions warrants measured at fair value

		Over-
		allotment Pre-	Over-
	2022	Funded(2)	allotment
	Warrants(1)	Warrants	Warrants(3)
Number of dilutive securities	3,282,533	199,000	375,000
Exercise price (in USD)	$5.00	$0.01	—
Share price (in USD)	$867.30	$646.80	—
Expected life	2.5	—	—
Dividend	$—	—	—
Volatility	75%	—	—
Risk free rate	4.20%	—	—
Exchange (USD/CAD)	1.363		—
Fair value per warrant (CAD)	$1.43	$4.18	$1.43
(1)	Includes debt settlement warrants.
(2)	Fair value is measured at the underlying common share closing price on Nasdaq on December 9, 2022, less US$0.01 exercise price.
(3)	Same fair value as calculated for Warrants.

2022
Warrants(1)
Number of securities	3,282,533
Exercise price (in USD)	$0.0401
Exchange (USD/CAD)	1.3921
Fair value per warrant (CAD)	$0.06
(1)	Fair value is based on the Nasdaq closing pricing on September 30, 2025, for the warrants.

		Over-
	2022	allotment
	Warrants(1)	Warrants(1)
Number of securities	3,282,533	375,000
Exercise price (in USD)	$0.015	0.015
Exchange (USD/CAD)	1.3499	1.3499
Fair value per warrant (CAD)	$0.02	$0.02

(1)Fair value is based on the Nasdaq closing pricing on September 30, 2024, for the warrants.

	2023	Pre-Funded
	Warrants	Warrants(1)
Number of dilutive securities	1,542,194	930,548
Exercise price (in USD)	$2.66	$0.001
Share price (in USD)	$436.80	$436.80
Expected life	2.5
Dividend	$—
Volatility	67%
Risk free rate	4.44%
Exchange (USD/CAD)	1.321	1.321
Fair value per warrant (CAD)	$0.99	$1.98
(1)

Fair value is measured at the underlying common share closing price on Nasdaq on July 21, 2023, less US$0.21 exercise price per share. The share price is based on the historical share price adjusted for the 2024 and 2025 Reverse Split.

	2023	Pre-Funded
	Warrants(1)	Warrants(2)
Number of dilutive securities	1,542,194	151,734
Exercise price (in USD)	$2.60	$0.001
Nasdaq closing price (in USD)	$—	$0.017
Black Scholes fair value (in USD)	$—	—
Volatility	101%	—
Risk free rate	2.44%	—
Exchange (USD/CAD)	1.3921	1.3921
Fair value per warrant (CAD)	$—	$0.01
(1)	Fair value is based on the Black Scholes model on September 30, 2025, for the warrants
(2)

Fair value is measured at the Nasdaq closing price on September 30, 2024, for the underlying common stock less US$0.21 exercise price per share. The share price is based on the historical share price adjusted for the 2024 and 2025 Reverse Split.

2024 Warrants(1)
Number of securities	4,715,000
Exercise price (in USD)	$0.25
Nasdaq closing price (in USD)	$0.017
Black Scholes fair value (in USD)	$—
Volatility	100%
Risk free rate	2.65%
Exchange (USD/CAD)	1.329
Fair value per warrant (CAD)	$0.01
(1)	Fair value is based on the Black Scholes model on September 30, 2025, for the warrants